Document and Entity Information	12 Months Ended
Aug. 31, 2015
Document And Entity Information
Entity Registrant Name	BorrowMoney.com, Inc.
Entity Central Index Key	0001656501
Document Type	S-1
Document Period End Date	Aug. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company